Expense Example, No Redemption - ClearBridge Variable Small Cap Growth Portfolio	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,003
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	584
Expense Example, No Redemption, 10 Years	$ 1,293